Dividends on Ordinary Shares - Disclosure of Dividends on Ordinary Shares Declared and Paid (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share	£ 14.35	£ 19.06	£ 1.46
Dividends	£ 1,013	£ 1,346	£ 103
First interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share	£ 5.62	£ 4.05	£ 1.46
Dividends	£ 397	£ 286	£ 103
Second interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share	£ 8.73	£ 15.01	£ 0
Dividends	£ 616	£ 1,060	£ 0